Royalties	12 Months Ended
Sep. 30, 2021
Schedule Of Royalties
Royalties

7. Royalties

($)
Balance at September 30, 2020	-
Additions	25,445,415
Acquisition from Ely (Note 3)	231,172,628
Depletion	(163,817)
Functional currency translation	379,230
Balance at September 30, 2021	256,833,456

	Cost			Accumulated Depletion			Foreign Currency	Carrying
	Opening	Additions	Ending	Opening	Depletion	Ending	Translation	Amount
September 30, 2021	($)	($)	($)	($)	($)	($)	($)	($)

Depletable Royalties
Isabella Pearl	-	2,820,538	2,820,538	-	5,579	5,579	-	2,814,959
Jerritt Canyon	-	8,920,908	8,920,908	-	73,948	73,948	-	8,846,960
Marigold	-	1,261,207	1,261,207	-	84,290	84,290	-	1,176,917
Subtotal	-	13,002,653	13,002,653	-	163,817	163,817	-	12,838,836

Non-depletable Royalties
Beaufor	-	1,235,414	1,235,414	-	-	-	-	1,235,414
Croinor	-	5,329,811	5,329,811	-	-	-	-	5,329,811
Fenelon	-	41,552,905	41,552,905	-	-	-	-	41,552,905
Gold Rock	-	3,275,322	3,275,322	-	-	-	-	3,275,322
Hog Ranch	-	12,879,239	12,879,239	-	-	-	-	12,879,239
Lincoln Hill	-	5,288,677	5,288,677	-	-	-	-	5,288,677
McKenzie Break	-	4,010,405	4,010,405	-	-	-	-	4,010,405
Railroad-Pinion	-	3,032,071	3,032,071	-	-	-	-	3,032,071
Rawhide	-	3,820,573	3,820,573	-	-	-	-	3,820,573
REN (Net Profit Interest)	-	21,016,741	21,016,741	-	-	-	-	21,016,741
REN (Net Smelter Return)	-	42,364,755	42,364,755	-	-	-	-	42,364,755
São Jorge	-	2,194,333	2,194,333	-	-	-	79,793	2,274,126
Titiribi	-	2,904,333	2,904,333	-	-	-	105,625	3,009,958
Whistler	-	2,575,033	2,575,033	-	-	-	-	2,575,033
Yellowknife	-	1,804,433	1,804,433	-	-	-	65,607	1,870,040
Others	-	90,331,345	90,331,345	-	-	-	128,205	90,459,550
Subtotal	-	243,615,390	243,615,390	-	-	-	379,230	243,994,620
Total	-	256,618,043	256,618,043	-	163,817	163,817	379,230	256,833,456

On November 27, 2020, the Company entered into a royalty purchase agreement with GoldMining, the Company’s former parent, pursuant to which GoldMining caused its applicable subsidiaries to create and issue to the Company net smelter return (“NSR”) royalties ranging from 0.5% to 2.0% on 17 gold properties and transfer to the Company certain buyback rights held by its subsidiaries. The purchase consideration with a fair value of $13,076,000 was satisfied by the issuance of 15,000,000 GRC Shares.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

7. Royalties (continued)

On February 1, 2021, the Company entered into a royalty purchase agreement with Quartz Mountain Resources Ltd. and Wavecrest Resources Inc. Pursuant to the terms of the agreement, the Company acquired a 1% NSR on a portion of the Quartz Mountain Project located in Oregon, USA, for a cash consideration of $150,000.

On July 23, 2021, the Company entered into a definitive agreement with Monarch to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch’s Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch’s Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch’s Beaufor property. The consideration was approximately $12 million (C$15 million), of which approximately $9 million (C$11.25 million) was paid on closing and approximately $3 million (C$3.75 million) is payable upon the 6-month anniversary of closing. Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days. The transaction closed on August 5, 2021.

On August 23, 2021, the Company completed its acquisition of Ely and acquired a portfolio of royalties in Canada and the U.S.A for a total fair value of $231,172,628 (Note 3).

The following is a summary of selected royalties own by the Company as of September 30, 2021:

Property	Jurisdiction	Property Stage	Royalty
Isabella Pearl Mine	Nevada, USA	Producing	0.375% Gross Revenue Royalty
Jerritt Canyon Mine	Nevada, USA	Producing	0.5% NSR and Per Ton Royalty (sliding scale based on metal price)
Beaufor Project	Québec, Canada	Development	1.0% NSR
Croinor Gold Project	Québec, Canada	Advanced - Exploration	2.5% NSR
Fenelon Gold Property	Québec, Canada	Development	2.0% NSR
Gold Rock Project	Nevada, USA	Development	0.5% NSR
Hog Ranch Project	Nevada, USA	Development	2.25% NSR
Lincoln Hill Project	Nevada, USA	Development	2.0% NSR
Railroad-Pinion Project	Nevada, USA	Development	0.44% NSR
Rawhide Mine	Nevada, USA	Producing	15% Net Profit Interest (“NPI”)
REN Project	Nevada, USA	Development	1.5% NSR, 3.5% NPI
Sao Jorge Project	Para State, Brazil	Development	1.0% NSR